                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 2, 2005


In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to the Blue Chip Growth Portfolio will be replaced in its entirety with the following:

                                               NAME AND TITLE OF
   PORTFOLIO OR                              PORTFOLIO MANAGER (s)
MANAGED COMPONENT        MANAGER(s)       (AND/OR MANAGEMENT TEAM(s))                     EXPERIENCE
------------------- --------------------- ---------------------------- -------------------------------------------------
Blue Chip           SAAMCo                o John Massey                Mr. Massey joined SAAMCo in February 2006.
Growth                                      Senior Vice President      He is responsible for the large cap growth
Portfolio                                   and Portfolio Manager      Portfolios. Prior to joining SAAMCo, Mr. Massey
                                                                       was an Associate Director and member of the large
                                                                       cap growth team of Bear Stearns Asset Management
                                                                       from 2001 to 2005, and a senior analyst covering
                                                                       the health care industry with Standard and Poor's
                                                                       Corporation from 1998 to 2001.

------------------- --------------------- ---------------------------- -------------------------------------------------

DATE:    MARCH 22, 2006

Versions B, D, Combined Version 1 and Combined Master